Other Receivables - Schedule of Other Receivables (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Security deposit	$ 2,871
Value Added Tax receivables	60,946
Deposit	56,251
Others	14,044
Other receivables	$ 134,112